Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 8,679,571	$ 10,692,174
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	1,697,465	1,333,257
Amortization	55,186	55,152
Recovery of doubtful accounts		(126,976)
Deferred tax benefit	(328,761)	(74,893)
Change in operating assets and liabilities
Accounts receivable	(4,089,754)	(1,076,607)
Deposits and other receivables	(330,309)	246,340
Inventories	60,562	(106,559)
Advances to suppliers	52,659	(10,053)
Prepaid expense	(300,630)	51,893
Accounts payable, trade	(107,346)	293,592
Other payables and accrued liabilities	1,239,321	322,454
Customer deposits	(403,490)	378,281
Taxes payable	(23,631)	135,672
Net cash provided by operating activities	6,200,843	12,113,727
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for equipment and construction in progress	(514,924)	(133,660)
Prepayment for land use rights		(108,465)
Prepayments for construction-in-progress	(1,500,468)	(708,371)
Repayments from related parties	26,674	2,603,144
Payment for land use rights	(9,774)
Net cash (used in) provided by investing activities	(1,998,492)	1,652,648
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable		1,628,000
Payments of note payable		(1,628,000)
Proceeds from short-term loans - bank	4,479,750	5,470,080
Payments of short-term loan - bank	(4,316,850)	(6,902,720)
Proceeds from (payments to) related parties	(6,522,453)	1,858,117
Principal payments on capital lease obligations	(1,234,043)	(248,943)
Net cash (used in) provided by financing activities	(7,593,596)	176,534
EFFECT OF EXCHANGE RATE ON CASH	128,774	(2,764)
CHANGES IN CASH AND CASH EQUIVALENTS	(3,262,471)	13,940,145
CASH AND CASH EQUIVALENTS, beginning of year	19,732,770	5,792,625
CASH AND CASH EQUIVALENTS, end of year	16,470,299	19,732,770
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	3,195,373	3,180,523
Cash paid for interest	1,066,738	1,217,347
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reclassification of construction-in-progress from prepayments-construction	3,266,054	$ 24,165,772
Additions to fixed assets and construction-in-progress through other payables	2,333,976
Acquisition of machinery, equipment and intangible asset by capital leases	4,281,859	$ 203,778
Repayments from related parties offset with other payable-related parties	912,240
Reclassification of intangible assets from prepayment-land use rights	$ 379,434